INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
INVESTMENT SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
AVAILABLE FOR SALE
Corporate debt securities	$73,349	$223	$(107)	$73,465
Foreign debt securities [1]	3,718	8	(5)	3,721

Total	$77,067	$231	$(112)	$77,186

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
HELD TO MATURITY
U.S. government agency securities	$9,995	$-	$(328)	$9,667
Corporate debt securities	14,425	853	-	15,278
Foreign debt securities [1]	2,000	11	-	2,011

Total	$26,420	$864	$(328)	$26,956

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
AVAILABLE FOR SALE
Corporate debt securities	$55,965	$116	$(129)	$55,952
Foreign debt securities [1]	1,671	-	(3)	1,668

Total	$57,636	$116	$(132)	$57,620

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
HELD TO MATURITY
U.S. government agency securities	$57,588	$131	$(4)	$57,715
Corporate debt securities	22,810	1,442	-	24,252
Foreign debt securities [1]	2,002	90	-	2,092

Total	$82,400	$1,663	$(4)	$84,059

Schedule of Investments by Contractual Maturity

	Due in	Due after	Due after	Due after	Due after
	one year	one through	two through	three through	five through	Due after
	or less	two years	three years	five years	ten years	ten years	Total
	(Dollars in Thousands)

AVAILABLE FOR SALE
Amortized cost	$47,369	$13,689	$14,014	$1,005	$990	$-	$77,067
Fair value	47,486	13,764	13,965	998	973	-	77,186
HELD TO MATURITY
Amortized cost	$10,890	$999	$-	$3,400	$1,136	$9,995	$26,420
Fair value	11,052	1,089	-	3,808	1,340	9,667	26,956